Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Excess of Fair Value over Carrying Value, and Goodwill allocated to Reporting Units (Tables)
12 Months Ended
Dec. 31, 2011
Excess of Fair Value over Carrying Value, and Goodwill allocated to Reporting Units:
Excess of Fair Value over Carrying Value, and Goodwill allocated to Reporting Units

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit

Toplofikatsia Rousse (TPP Rousse)	Power	11%	83,513
Southern Kuzbass Power Plant (SKPP)	Power	14%	118,851